Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 9.6%
Fox Corp. - Class A(a)	7,128	$230,234
Meta Platforms, Inc. - Class A(b)	39,447	15,389,853
Netflix, Inc.(b)	9,536	5,379,353
Omnicom Group, Inc.(a)	2,349	212,303
Paramount Global - Class B(a)	15,238	222,322
Verizon Communications, Inc.	133,308	5,645,594
		27,079,659

Consumer Discretionary - 8.4%
Aptiv PLC(b)	7,430	604,282
Best Buy Co., Inc.(a)	6,234	451,903
Booking Holdings, Inc.(b)	683	2,395,602
BorgWarner, Inc.	13,156	445,988
Caesars Entertainment, Inc.(b)	5,698	249,971
CarMax, Inc.(a)(b)	5,654	402,452
Carnival Corp.(b)	18,170	301,259
Darden Restaurants, Inc.	2,409	391,655
DR Horton, Inc.	14,180	2,026,464
Ford Motor Co.	229,630	2,691,264
General Motors Co.(a)	80,628	3,128,366
Las Vegas Sands Corp.	5,485	268,326
Lennar Corp. - Class A	11,897	1,782,765
LKQ Corp.	6,894	321,743
Marriott International, Inc(a)	3,085	739,567
MGM Resorts International(b)	4,678	202,885
Mohawk Industries, Inc.(b)	1,202	125,309
Norwegian Cruise Line Holdings Ltd.(a)(b)	6,668	118,690
NVR, Inc.(b)	54	382,066
O'Reilly Automotive, Inc.(b)	1,036	1,059,880
PulteGroup, Inc.	12,389	1,295,394
Ralph Lauren Corp.	521	74,852
Ross Stores, Inc.	5,738	804,927
Royal Caribbean Cruises Ltd.(b)	6,172	786,930
Tapestry, Inc.	6,056	234,912
TJX Cos., Inc.	24,766	2,350,541
Wynn Resorts Ltd.	1,756	165,819
		23,803,812

Consumer Staples - 3.8%
Archer-Daniels-Midland Co.	21,988	1,222,093
Bunge Global SA	7,842	690,802
Conagra Brands, Inc.	12,572	366,474
J M Smucker Co.	1,273	167,463
Kroger Co.	23,640	1,090,750
Lamb Weston Holdings, Inc.	2,359	241,656
Molson Coors Beverage Co. - Class B	4,800	296,592
Mondelez International, Inc.	17,114	1,288,171
The Kraft Heinz Co.	24,514	910,205
Tyson Foods, Inc. - Class A	10,274	562,604
Walgreens Boots Alliance, Inc.	22,360	504,665
Walmart, Inc.	20,812	3,439,183
		10,780,658

Energy - 10.0%
APA Corp.	7,430	232,782
Baker Hughes Co.	14,021	399,599
Chevron Corp.	43,280	6,380,771
Coterra Energy, Inc.	21,114	525,316
Devon Energy Corp.	17,208	723,080
Diamondback Energy, Inc.	4,780	734,877
EQT Corp.	13,868	490,927
Exxon Mobil Corp.	62,238	6,398,690
Hess Corp.(a)	3,248	456,441
Marathon Oil Corp.	18,538	423,593
Marathon Petroleum Corp.	24,376	4,036,666
Phillips 66	25,124	3,625,644
Schlumberger Ltd.	23,051	1,122,584
Valero Energy Corp.	18,816	2,613,542
		28,164,512

Financials - 23.8%
Aflac, Inc.	8,280	698,335
American International Group, Inc.	23,278	1,618,054
Ameriprise Financial, Inc.	1,294	500,558
Arch Capital Group Ltd.(b)	9,738	802,703
Arthur J Gallagher & Co.	2,643	613,599
Assurant, Inc.	1,286	215,984
Bank of America Corp.	202,014	6,870,495
Bank of New York Mellon Corp.	24,032	1,332,815
Berkshire Hathaway, Inc. - Class B(b)	17,506	6,717,752
Capital One Financial Corp.(a)	14,002	1,894,751
Cincinnati Financial Corp.	4,408	488,406
Citigroup, Inc.	76,266	4,283,861
Citizens Financial Group, Inc.	18,186	594,682
Comerica, Inc.	4,408	231,773
Discover Financial Services	6,880	725,978
Everest Group Ltd.	2,173	836,540
Fifth Third Bancorp	19,382	663,640
Franklin Resources, Inc.	8,026	213,732
Goldman Sachs Group, Inc.	8,344	3,204,179
Hartford Financial Services Group, Inc.	8,512	740,204
Huntington Bancshares, Inc./OH	50,070	637,391
Invesco Ltd.	15,426	244,194
JPMorgan Chase & Co.	90,699	15,814,277
KeyCorp	28,390	412,507
Loews Corp.	6,358	463,244
M&T Bank Corp.(a)	6,160	850,696
PNC Financial Services Group, Inc.(a)	11,088	1,676,616
Principal Financial Group, Inc.	5,708	451,503
Prudential Financial, Inc.	10,016	1,050,979
Regions Financial Corp.	33,200	619,844
State Street Corp.	10,180	751,997
Synchrony Financial	15,104	587,092
Truist Financial Corp.	48,134	1,783,846
US Bancorp	40,644	1,688,352
Wells Fargo & Co.	119,828	6,012,969
Zions Bancorp NA	5,346	223,997
		66,517,545

Health Care - 14.5%
Baxter International, Inc.(a)	15,426	596,832
Boston Scientific Corp.(b)	22,214	1,405,258
Cardinal Health, Inc.	6,390	697,724
Cencora, Inc.(a)	7,703	1,792,334
Centene Corp.(b)	22,896	1,724,298
Cigna Corp.	11,088	3,336,933
CVS Health Corp.	60,334	4,487,039
DexCom, Inc.(b)	5,423	658,081
Eli Lilly & Co.	13,909	8,979,788
Gilead Sciences, Inc.	18,529	1,450,080
HCA Healthcare, Inc.	2,693	821,096
IDEXX Laboratories, Inc.(b)	1,094	563,498
Intuitive Surgical, Inc.(b)	5,003	1,892,235
McKesson Corp.	5,649	2,823,879
Merck & Co., Inc.	34,584	4,177,055
Regeneron Pharmaceuticals, Inc.(b)	1,166	1,099,281
Stryker Corp.	4,961	1,664,316
Universal Health Services, Inc. - Class B	1,906	302,692
Vertex Pharmaceuticals, Inc.(b)	3,092	1,340,011
Viatris, Inc.	53,340	627,812
Zimmer Biomet Holdings, Inc.	2,840	356,704
		40,796,946

Industrials - 10.8%
American Airlines Group, Inc.(b)	24,256	345,163
AMETEK, Inc.	3,532	572,361
Axon Enterprise, Inc.(b)	1,280	318,797
Boeing Co.(b)	9,114	1,923,418
Carrier Global Corp.(a)	14,290	781,806
Caterpillar, Inc.	7,290	2,189,259
Copart, Inc.(b)	14,713	706,813
Cummins, Inc.(a)	4,813	1,151,751
Deere & Co.(a)	3,347	1,317,312
Delta Air Lines, Inc.	35,424	1,386,495
Eaton Corp. PLC	6,888	1,694,998
Emerson Electric Co.	15,208	1,395,030
FedEx Corp.(a)	5,490	1,324,682
General Electric Co.	28,421	3,763,508
Howmet Aerospace, Inc.	6,516	366,590
Huntington Ingalls Industries, Inc.	854	221,118
Illinois Tool Works, Inc.	3,988	1,040,469
Ingersoll Rand, Inc.	5,273	421,102
Johnson Controls International PLC	9,079	478,373
Old Dominion Freight Line, Inc.	1,145	447,718
PACCAR, Inc.	10,674	1,071,563
Parker-Hannifin Corp.	2,176	1,010,752
Pentair PLC	2,546	186,291
Quanta Services, Inc.	2,573	499,291
Rockwell Automation, Inc.	1,550	392,584
Snap-On, Inc.	658	190,774
Southwest Airlines Co.	15,684	468,795
Trane Technologies PLC	3,574	900,827
TransDigm Group, Inc.(a)	1,074	1,173,538
United Airlines Holdings, Inc.(b)	21,665	896,498
United Rentals, Inc.(a)	945	591,003
W.W. Grainger, Inc.	676	605,453
Westinghouse Air Brake Technologies Corp.	2,389	314,321
		30,148,453

Information Technology - 13.4%
Applied Materials, Inc.	10,779	1,770,990
Broadcom, Inc.	9,361	11,045,980
Fair Isaac Corp.(a)(b)	515	617,397
First Solar, Inc.(b)	2,342	342,635
Gartner, Inc.(b)	1,142	522,396
Hewlett Packard Enterprise Co.	44,580	681,628
HP, Inc.	19,446	558,295
Lam Research Corp.	1,630	1,345,027
Microchip Technology, Inc.	6,684	569,343
NVIDIA Corp.	23,647	14,549,290
ON Semiconductor Corp.(a)(b)	6,173	439,085
Oracle Corp.	34,289	3,830,081
Palo Alto Networks, Inc.(b)	4,558	1,542,929
		37,815,076

Materials - 4.4%
Air Products & Chemicals, Inc.	2,768	707,805
Albemarle Corp.(a)	4,150	476,171
Celanese Corp.(a)	2,780	406,686
CF Industries Holdings, Inc.	5,336	402,921
Dow, Inc.	16,220	869,392
DuPont de Nemours, Inc.	20,981	1,296,626
Eastman Chemical Co.(a)	2,730	228,092
Freeport-McMoRan, Inc.	17,229	683,819
International Paper Co.	8,944	320,464
Linde PLC	7,499	3,035,819
LyondellBasell Industries NV	6,810	640,957
Martin Marietta Materials, Inc.	745	378,773
Mosaic Co.	13,620	418,270
Nucor Corp.	7,316	1,367,580
Steel Dynamics, Inc.	6,742	813,692
Vulcan Materials Co.	2,025	457,670
		12,504,737

Utilities - 1.1%
Consolidated Edison, Inc.	8,110	737,199
Constellation Energy Corp.	5,486	669,292
Evergy, Inc.(a)	5,554	281,977
Eversource Energy	8,190	444,062
PG&E Corp.	51,786	873,630
Pinnacle West Capital Corp.	2,626	180,932
		3,187,092
TOTAL COMMON STOCKS (Cost $248,476,008)		280,798,490

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Iron Mountain, Inc.	3,859	260,560
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $222,278)		260,560

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	16,890,626	16,890,626
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,890,626)		16,890,626

TOTAL INVESTMENTS - 105.9% (Cost $265,588,912)		$297,949,676
Liabilities in Excess of Other Assets - (5.9)%		(16,637,529)
TOTAL NET ASSETS - 100.0%		$281,312,147

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $16,506,913 which represented 5.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 280,798,490	$ -	$ -	$ -	$ 280,798,490
Real Estate Investment Trusts	260,560	-	-	-	260,560
Investments Purchased with Proceeds from Securities Lending	-	-	-	16,890,626	16,890,626
Total Investments in Securities	$ 281,059,050	$ -	$ -	$ 16,890,626	$ 297,949,676

Refer to the Schedule of Investments for industry classifications.